COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest bearing borrowings, funding advances	$ 250.0
Interest accrued on funding advances	$ 69.1
Interest rate margin percentage	2.50%
Collaboration Interest-bearing Advanced Funding	$ 319.1
Janssen
Disclosure Of Detailed Information About Borrowings [Line Items]
Collaboration Interest-bearing Advanced Funding	319.1
Interest expense on borrowings	$ 17.9	$ 19.8